UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:   $97,989 (x$1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     2212    68525 SH       SOLE                                      68525
ALTRIA GROUP INC               COM              02209S103     1973    66530 SH       SOLE                                      66530
AMAZON COM INC                 COM              023135106     4605    26605 SH       SOLE                                      26605
APPLE INC                      COM              037833100     7635    18853 SH       SOLE                                      18853
CATERPILLAR INC DEL            COM              149123101     5390    59490 SH       SOLE                                      59490
CHEVRON CORP                   COM              166764100     4988    46876 SH       SOLE                                      46876
COCA-COLA CO                   COM              191216100      951    13585 SH       SOLE                                      13585
CORNING INC                    COM              219350105     5933   457101 SH       SOLE                                     457101
ELMIRA SAVINGS BANK            COM              289660102     2939   179414 SH       SOLE                                     179414
EMC CORP                       COM              268648102     3266   151615 SH       SOLE                                     151615
EQUINIX INC                    COM              29444U502      728     7180 SH       SOLE                                       7180
EXXON MOBIL CORP               COM              30231G102     1434    16921 SH       SOLE                                      16921
GENERAL ELECTRIC CO            COM              369604103     5140   286991 SH       SOLE                                     286991
GOLDMAN SACHS GROUP INC        COM              38141G104     2443    27020 SH       SOLE                                      27020
INTEL CORP                     COM              458140100     1417    58441 SH       SOLE                                      58441
INTL BUSINESS MACHINES         COM              459200101     3851    20941 SH       SOLE                                      20941
INTUITIVE SURGICAL             COM              46120E602     6490    14018 SH       SOLE                                      14018
JOHNSON & JOHNSON              COM              478160104      244     3725 SH       SOLE                                       3725
KRAFT FOODS INC                COM              50075N104      673    18017 SH       SOLE                                      18017
MCDERMOTT INTL INC             COM              580037109     2916   253365 SH       SOLE                                     253365
MEDTRONIC INC                  COM              585055106     2106    55051 SH       SOLE                                      55051
MICRON TECHNOLOGY INC          COM              595112103     1315   209000 SH       SOLE                                     209000
PEPSICO INC                    COM              713448108     1162    17506 SH       SOLE                                      17506
PHILIP MORRIS INTERNATIONAL IN COM              718172109     2167    27616 SH       SOLE                                      27616
QUALCOMM INC                   COM              747525103     1030    18835 SH       SOLE                                      18835
ROYAL DUTCH SHELL B ADR        COM              780259107      909    11964 SH       SOLE                                      11964
SCHLUMBERGER LTD               COM              806857108     3022    44235 SH       SOLE                                      44235
TARGET CORP                    COM              87612E106      352     6875 SH       SOLE                                       6875
UNITED TECHNOLOGIES            COM              913017109     1788    24460 SH       SOLE                                      24460
VALERO ENERGY CORP             COM              91913Y100     1951    92686 SH       SOLE                                      92686
VERIZON COMMUNICATIONS         COM              92343V104     4796   119537 SH       SOLE                                     119537
WALT DISNEY CO                 COM              254687106     2564    68375 SH       SOLE                                      68375
ISHARES NASDAQ BIOTECH INDX                     464287556     5276    50565 SH       SOLE                                      50565
MARKET VECTORS OIL SERVICE ETF                  57060U191     3538    30800 SH       SOLE                                      30800
ISHARES TR COMEX GOLD                           464285105      784    51475 SH       SOLE                                      51475